SIGNIFICANT ACCOUNTING POLICIES (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Foreign Currency Exchange Rate, Translation	6.9618				6.9618
Advertising Expense	¥ 177,378	$ 25,479	¥ 136,323	¥ 80,475
Employee Benefits and Share-based Compensation	107,747	15,477	87,544	62,934
Lease right-of-use assets	610,323				$ 87,667	¥ 601,610
Lease liabilities	622,215				89,374	¥ 610,500
Equity investment measured at fair value	33,000				4,740
Equity investment measured at fair value, realized gain (loss)	0
Current portion of operating lease liabilities	¥ 157,911				$ 22,682
Other Nonoperating Income (Expense) [Member]
Amount received from depository bank		$ 0	¥ 10,960	¥ 0